Unaudited Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss	$ (1,193,079)	$ (543,878)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization	32,333	22,769
Warranty provisions	40,828	8,697
Impairment of inventory	81,056	31,682
Impairment of property, plant, and equipment, vehicles under operating leases, and intangible assets, net of reversals	723,524	0
Finance income	(52,797)	(8,077)
Finance expense	185,319	199,278
Fair value change - Earn-out rights	(15,813)	(139,638)
Fair value change - Class C Shares	0	(2,500)
Income tax (expense) benefit	(43,485)	14,315
Share of losses in associates	24,261	4,350
Net gains on derecognition and disposal of property, plant and equipment and intangible assets	(286)	0
Litigation provisions, net of insurance	(583)	2,784
Other provisions	35,993	15,826
Unrealized operating exchange rate loss, net	(38,546)	(5,629)
Other non-cash expense and income	40,931	7,627
Changes in operating assets and liabilities:
Inventories	345,169	160,813
Contract liabilities	(6,720)	24,204
Trade receivables, prepaid expenses, and other assets	(149,266)	98,623
Trade payables, accrued expenses, and other liabilities	(335,281)	(3,196)
Restricted deposits	(2,565)	0
Interest received	1,867	5,606
Interest paid	(146,545)	(146,199)
Taxes paid	(23,967)	(15,128)
Cash used for operating activities	(497,652)	(267,671)
Cash flows from investing activities
Additions to property, plant, and equipment	(88,032)	(83,884)
Additions to intangible assets	(201,581)	(133,049)
Additions to investment in associates	(38,816)	(34,300)
Reductions (additions) to other non-current assets	460
Reductions (additions) to other non-current assets		(21,490)
Proceeds from sale of property, plant and equipment	6,294	34
Cash used for investing activities	(321,675)	(272,689)
Cash flows from financing activities
Proceeds from short-term borrowings	1,954,240	388,420
Proceeds from long-term borrowings	0	952,754
Repayments of borrowings	(1,455,817)	(867,249)
Proceeds from equity issuance	200,000	0
Repayments of lease liabilities	(10,968)	(12,534)
Cash provided by financing activities	687,455	461,391
Effect of foreign exchange rate changes on cash and cash equivalents	111,260	(20,384)
Net decrease in cash and cash equivalents	(20,612)	(99,353)
Cash and cash equivalents at the beginning of the period	739,237	768,264
Cash and cash equivalents at the end of the period	$ 718,625	$ 668,911